DREYFUS BASIC MONEY MARKET FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance for Dreyfus BASIC Money Market Fund for the six-month period ended August 31, 1997. Your Fund produced an annualized yield of 5.25%. After taking into account the effect of compounding, the annualized effective yield was 5.38%.*
ECONOMIC REVIEW
    The economy has maintained a strong growth trend since last fall, gradually eroding expectations for a natural slowdown "just around the corner." Inflation has held steady, even in the face of a substantially tighter labor market. Corporate profits have continued to surprise on the upside. Market interest rates have held within a now long-established trading range. In this setting, monetary policy has remained benign: the Federal budget is close to being in balance and the Federal Reserve Board (the "Fed") has kept policy rates unchanged since March.
    Real GDP grew at above a 4% rate in the nine months from the third quarter of 1996 to midyear. Indeed, the initial estimate of near 2% growth in this year's second quarter was raised to 3.6%, erasing the record of even a temporarily slow period. Virtually all major economic sectors have contributed to the economy's growth. In turn, the economy has provided personal income that, in the prevailing low inflation environment, has translated into strong real purchasing power. The strength in demand has begun to raise imports, bolstering foreign economies. Inventories have also started to accumulate at a faster pace, although inventory levels are currently still quite lean in relation to sales.
    The labor market has tightened substantially in recent months as the pace of new hiring has consistently exceeded the increase in the labor force. Despite this, wage growth has been moderate while overall compensation growth has accelerated only modestly. In their determination to hold the line on prices, companies have resorted to unconventional hiring methods that, so far, have avoided the need for higher wage offers.
    Consensus expectations for corporate profits have been ratcheted upwards virtually every month for the last several months. So far, positive surprises in reported profits have justified the market's higher estimates. However, the strength of the dollar overseas and other factors could affect future profits.
    Market interest rates have been stable since early 1996, oscillating within a fairly narrow range. Several factors have kept rates steady: the absence of faster inflation, positive Federal budget developments and an accommodating Federal Reserve. Although the Fed has not changed policy rates since March, they have held a bias towards tightening since last summer. Therefore a move to tighten interest rates should not come as a surprise. MONEY MARKET OVERVIEW
    Short-term interest rates rose somewhat in the past six months, primarily due to the action by the Federal Reserve raising the Fed Funds rate by a quarter point on March 25, 1997. This was the first time in just over two years that the central bank had raised interest rates. The Fed took its action as a preventive measure to head off excessive demand in the economy.
    Whether it was due to the Fed's intervention, or prospects for a balanced Federal budget, or to underlying forces of supply and demand, the economy in the past half year has continued to grow at a satisfying rate, yet without undue upward pressure on prices or wages. Even the United Parcel Service settlement with the Teamsters Union in midsummer did not set off an upsurge in general labor costs.
    Federal Reserve officials have let it be known that they will not hesitate to use the interest rate weapon again, if need be. To date, however, the conditions that would warrant such a step have not been present. Yet the market remains wary of another boost in interest rates at a future date.

    Prevailing yields have been running between ten and twenty basis points (hundreths of 1%) above the level of six months ago. Essentially, they have been moving in a fairly narrow range with a small upward bias.
PORTFOLIO TACTICS
    In our endeavor to provide investors with the highest possible yield, our current strategy has been to keep the average maturity of the portfolio slightly longer than the Fund's relevant industry average.** With the economy in a moderate "growth with subdued inflation" scenario, and Fed policy in a "wait and see" posture, the strategy of keeping longer portfolio maturity has benefitted the Fund. Of course, should market dynamics change, we will adjust the portfolio strategy accordingly.
                              Sincerely,

                          [Patricia A. Larkin signature logo]

                              Patricia A. Larkin
                              Senior Portfolio Manager
September 17, 1997
New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly.
**As measured by the "First Tier" category average reported in the IBC's Money Fund Report.SM


DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS                                                                              AUGUST 31, 1997 (UNAUDITED)
                                                                                                      Principal
Negotiable Bank Certificates of Deposit-37.2%                                                          Amount          Value
                                                                                                       --------      --------

Bankers Trust Co.
  5.68%-6.01%, 2/19/98-8/28/98 (a)..........................................                   $     60,000,000  $ 59,978,098
Bank of Tokyo-Mitsubishi (Yankee)
  5.60%-6.00%, 9/17/97-11/19/97.............................................                         75,000,000    75,001,406
Barclays Bank PLC (Yankee)
  5.67%, 2/20/98 (a)........................................................                         50,000,000    49,988,608
Bayerische Hypothenken-und Wechsel-Bank AG (London)
  5.78%, 1/9/98.............................................................                         25,000,000    25,002,242
Dresdner Bank AG (Yankee)
  5.84%, 3/13/98............................................................                         25,000,000    25,004,346
Fuji Bank Ltd. (Yankee)
  5.76%, 10/2/97............................................................                         35,000,000    35,000,000
Generale Bank (Yankee)
  5.92%, 7/17/98............................................................                         15,000,000    14,997,492
Industrial Bank of Japan Ltd. (Yankee)
  5.80%-5.94%, 10/1/97-11/24/97.............................................                         37,000,000    37,000,000
Morgan Guaranty Trust Co.
  5.51%, 9/18/97............................................................                         25,000,000    25,003,890
National Westminster Bank PLC (London)
  5.53%, 10/1/97............................................................                         15,000,000    14,999,947
National Westminster Bank PLC (Yankee)
  6.00%-6.08%, 5/20/98-6/26/98..............................................                         63,500,000    63,501,171
Sanwa Bank Ltd. (London)
  6.00%, 10/20/97...........................................................                         45,000,000    45,000,594
Societe Generale (Yankee)
  5.57%-5.80%, 9/17/97-4/28/98..............................................                         60,000,000    60,000,308
Sumitomo Bank Ltd. (Yankee)
  5.60%-6.02%, 9/3/97-10/31/97..............................................                         65,000,000    65,000,005
SwedBank (Yankee)
  5.61%-5.65%, 10/9/97-11/14/97.............................................                         65,000,000    65,000,000
Swiss Bank Corp.(Yankee)
  6.00%, 6/12/98............................................................                         20,000,000    20,002,974
Westdeutsche Landesbank (London)
  5.84%, 8/18/98............................................................                         15,000,000    15,010,784
                                                                                                                     --------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
  (cost $695,491,865).......................................................                                  $   695,491,865
                                                                                                                 ============

Bankers' Acceptances-1.2%
Dai-Ichi Kangyo Bank LTD (Yankee)
  5.90%-6.01%, 10/8/97-10/28/97
  (cost $22,821,624)........................................................                   $     23,000,000  $ 22,821,624
                                                                                                                     ========
Commercial Paper-29.0%
Abbey National North America
  5.66%, 2/2/98.............................................................                   $     25,000,000  $ 24,411,806
Associated Corporation of North America
  5.60%, 9/2/97.............................................................                         75,000,000    74,988,333


DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                           AUGUST 31, 1997 (UNAUDITED)
                                                                                                     Principal
Commercial Paper (continued)                                                                           Amount          Value
                                                                                                       --------      --------
Bankers Trust New York Corp.
  5.67%, 10/27/97...........................................................                   $     25,000,000  $ 24,788,444
Bear Stearns Companies Inc.
  5.53%, 9/25/97............................................................                         10,000,000     9,963,333
General Electric Capital Corp.
  5.71%, 12/30/97...........................................................                         20,000,000    19,630,000
General Motors Acceptance Corp.
  5.61%-5.94%, 9/16/97/-11/25/97............................................                         85,000,000    84,222,549
Lehman Brothers Holdings Inc.
  5.78%-6.06%, 10/3/97-3/13/98..............................................                         85,000,000    84,183,769
Merrill Lynch & Co. Inc.
  5.74%-5.76%, 1/6/98-4/20/98...............................................                         80,000,000    77,955,236
PHH Corp.
  5.66%, 9/26/97............................................................                         18,730,000    18,657,421
Salomon Inc.
  5.85%, 2/2/98.............................................................                         30,000,000    29,271,067
Sanwa Business Credit Corp.
  5.62%, 10/23/97...........................................................                         20,000,000    19,839,956
UBS Finance (De) Inc.
  5.63%, 9/2/97.............................................................                         75,000,000    74,988,271
                                                                                                                     --------
TOTAL COMMERCIAL PAPER
  (cost $542,900,185).......................................................                                  $   542,900,185
                                                                                                                     ========
Corporate Notes-8.6%
Abbey National PLC
  5.60%, 11/21/97...........................................................                   $     35,000,000  $ 34,992,159
Bear Stearns Companies Inc.
  5.68%, 7/10/98 (a)........................................................                         25,000,000    25,000,000
General Motors Acceptance Corp.
  5.72%, 10/17/97...........................................................                         25,000,000    24,998,905
Heller Financial Inc.
  5.80%, 4/15/98 (a)........................................................                         25,000,000    25,000,000
Salomon Inc.
  5.85%, 6/1/98 (a).........................................................                         50,000,000    50,000,000
                                                                                                                     --------
TOTAL CORPORATE NOTES
  (cost $159,991,064).......................................................                                   $  159,991,064
                                                                                                                     ========
Promissory Notes-4.3%
Goldman Sachs Group L.P.
  5.81%-5.85%, 9/10/97-10/10/97 (b,c)
  (cost $80,000,000)........................................................                   $     80,000,000  $ 80,000,000
                                                                                                                     ========

Short-Term Bank Notes-7.6%
Bank of America Illinois
  5.54%-5.58%, 9/30/97-11/19/97.............................................                   $     36,900,000  $ 36,904,456

DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            AUGUST 31, 1997 (UNAUDITED)
                                                                                                       Principal
Short-Term Bank Notes (continued)                                                                       Amount          Value
                                                                                                       --------      --------
Bayerische Lanbesbank Girozentrale
  5.64%- 8/14/98............................................................                   $     25,000,000  $ 25,058,428
Comerica Bank
  5.71%, 4/17/98 (a)........................................................                         50,000,000    49,984,925
Lasalle National Bank
  5.90%, 7/17/98............................................................                         30,000,000    30,000,000
                                                                                                       --------
TOTAL SHORT-TERM BANK NOTES
  (cost $141,947,809).......................................................                                   $  141,947,809
                                                                                                                     ========
U.S. Government Agencies-8.0%
Federal National Mortgage Association,
  Floating Rate Notes
  5.61%, 1/21/98 (a)
  (cost $149,969,898).......................................................                    $   150,000,000  $149,969,898
                                                                                                                     ========
Time Deposits-1.3%
Fleet Bank of Massachusetts (Grand Cayman)
  5.50%, 9/2/97
  (cost $23,579,000)........................................................                   $     23,579,000  $ 23,579,000
                                                                                                                     ========
TOTAL INVESTMENTS
  (cost $1,816,701,445)........................................                    97.2%                       $1,816,701,445
                                                                                    ====                             ========
CASH AND RECEIVABLES (NET).....................................                     2.8%                       $   52,197,555
                                                                                    ====                             ========
NET ASSETS.....................................................                   100.0%                       $1,868,899,000
                                                                                    ====                             ========
Notes to Statement of Investments:
    (a)  Variable interest rate-subject to periodic change.
    (b)  Securities restricted as to public resale. These securities were acquired from 11/18/96-2/14/97 at a cost of par value. At August 31,
    1997, the aggregate value of these securities is $80,000,000 representing approximately 4.3% of net assets and are valued at amortized cost.
    (c)  These notes were acquired for investment, not with the intent to distribute or sell.












SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                             AUGUST 31, 1997 (UNAUDITED)
                                                                                                    Cost                Value
                                                                                                ---------             ---------
ASSETS:                          Investments in securities-See Statement of Investments    $1,816,701,445        $1,816,701,445
                                 Cash.......................................                                         55,055,168
                                 Interest receivable........................                                         22,958,527
                                 Prepaid expenses and other assets..........                                            131,756
                                                                                                                      ---------

                                                                                                                  1,894,846,896
                                                                                                                      ---------
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                          810,835
                                 Payable for investment securities purchased                                         25,000,000
                                 Accrued expenses and other liabilities.....                                            137,061
                                                                                                                      ---------

                                                                                                                     25,947,896
                                                                                                                      ---------
NET ASSETS..................................................................                                     $1,868,899,000
                                                                                                                      =========
REPRESENTED BY:                  Paid-in capital............................                                     $1,868,938,831
                                 Accumulated undistributed investment income-net                                        526,133
                                 Accumulated net realized gain (loss) on investments                                   (565,964)
                                                                                                                      ---------
NET ASSETS..................................................................                                     $1,868,899,000
                                                                                                                      =========
SHARES OUTSTANDING
(3 BILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED)...............                                      1,868,938,831
NET ASSET VALUE, offering and redemption price per share....................                                              $1.00
                                                                                                                          =====









SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS                                                                     AUGUST 31, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income............................                                         $51,462,376
EXPENSES:                        Management fee-Note 2(a)...................                    $ 4,507,809
                                 Shareholder servicing costs-Note 2(b)......                      1,462,947
                                 Custodian fees.............................                         69,351
                                 Registration fees..........................                         49,610
                                 Professional fees..........................                         30,350
                                 Prospectus and shareholders' reports.......                         20,018
                                 Directors' fees and expenses-Note 2(c).....                         12,314
                                 Miscellaneous..............................                            752
                                                                                                     ------
                                       Total Expenses.......................                      6,153,151
                                 Less-reduction in management fee due to
                                     undertaking-Note 2(a)..................                     (2,096,123)
                                                                                                     ------
                                       Net Expenses.........................                                           4,057,028
                                                                                                                         -------
INVESTMENT INCOME-NET.......................................................                                          47,405,348
NET REALIZED GAIN (LOSS) ON INVESTMENTS-Note 1(b)...........................                                             (74,845)
                                                                                                                         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $47,330,503
                                                                                                                         =======



SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                             Six Months Ended
                                                                                              August 31, 1997    Year Ended
                                                                                                (Unaudited)  February 28, 1997
                                                                                                   ---------        ----------
OPERATIONS:
  Investment income-net.................................................                   $      47,405,348  $     98,308,888
  Net realized gain (loss) on investments...............................                             (74,845)         (143,799)
                                                                                                   ---------         ---------
    Net Increase (Decrease) in Net Assets Resulting from Operations.....                          47,330,503        98,165,089
                                                                                                   ---------         ---------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net.................................................                         (46,879,215)      (98,308,888)
                                                                                                   ---------         ---------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold.........................................                       1,128,818,777     1,753,786,198
  Dividends reinvested..................................................                          44,082,320        92,292,687
  Cost of shares redeemed...............................................                      (1,098,445,430)   (2,150,235,405)
                                                                                                   ---------         ---------
    Increase (Decrease) in Net Assets from Capital Stock Transactions...                          74,455,667      (304,156,520)
                                                                                                   ---------         ---------
      Total Increase (Decrease) in Net Assets...........................                          74,906,955      (304,300,319)
NET ASSETS:
  Beginning of Period...................................................                       1,793,992,045     2,098,292,364
                                                                                                   ---------         ---------
  End of Period.........................................................                     $ 1,868,899,000   $ 1,793,992,045
                                                                                                   =========         =========
UNDISTRIBUTED INVESTMENT INCOME-NET.....................................                 $           526,133           ----
                                                                                                   ---------         ---------



SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                     Six Months Ended
                                                      August 31, 1997                Fiscal Year Ended February,
                                                                        ----------------------------------------------------
PER SHARE DATA:                                        (Unaudited)      1997        1996        1995        1994        1993(1)
                                                        ----------      ----        ----        ----        ----        ----
    Net asset value, beginning of period..              $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                           ----         ----        ----        ----        ----        ----
    Investment Operations:
    Investment income-net.................                 .026         .051        .058        .046        .033        .032
                                                           ----         ----        ----        ----        ----        ----
    Distributions:
    Dividends from investment income-net..                (.026)       (.051)      (.058)      (.046)      (.033)      (.032)
                                                           ----         ----        ----        ----        ----        ----
    Net asset value, end of period........              $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                           ====         ====        ====        ====        ====        ====
TOTAL INVESTMENT RETURN...................                 5.24%(2)     5.19%       5.97%       4.73%       3.40%       3.80%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                 .45%(2)      .45%        .31%        .18%        .10%          -
    Ratio of net investment income to
      average net assets..................                 5.26%(2)     5.08%       5.82%       4.70%       3.33%       3.66%(2)
    Decrease reflected in above expense ratios due to
      undertakings by the Manager.........                  .23%(2)      .23%        .31%        .46%        .55%        .71%(2)
    Net Assets, end of period (000's Omitted)        $1,868,899   $1,793,992  $2,098,292  $1,623,242  $1,217,032    $734,349
    (1)  From April 24, 1992 (commencement of operations) to February 28, 1993.
    (2)  Annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus BASIC Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    On September 2, 1997, the Fund declared a cash dividend of approximately $.0003 per share from undistributed investment income-net which includes investment income-net for Saturday, August 30, 1997 and Sunday, August 31, 1997.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $482,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 1997. The carryover does not include net realized securities losses from November 1, 1996 through February 28, 1997, which are treated, for Federal income tax purposes, as arising in fiscal 1998. If not applied, $90,000 of the carryover expires in fiscal 2002, $126,000 expires in fiscal 2003, $57,000 expires in fiscal 2004 and $209,000 expires in fiscal 2005.
    At August 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, DREYFUS BASIC MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $2,096,123 during the period ended August 31, 1997.
    (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 1997, the Fund was charged an aggregate of $1,225,332 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $128,223 during the period ended August 31, 1997.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


Registration Mark
[Dreyfus lion "d" logo]
DREYFUS BASIC
MONEY MARKET FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                            123SA978
Registration Mark
[Dreyfus logo]
BASIC
Money Market
Fund, Inc.
Semi-Annual
Report
August 31, 1997